Note 11 - Federal and State Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 692,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 302,000	$ 343,500